Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Alert Labs Inc.	Peirce-Phelps, Inc.	Dunphey & Associates Supply Co., Inc.	N&S Supply of Fishkill, Inc	Common Stock, Class B Common Stock and Preferred Stock	Common Stock, Class B Common Stock and Preferred Stock Alert Labs Inc.	Common Stock, Class B Common Stock and Preferred Stock Peirce-Phelps, Inc.	Common Stock, Class B Common Stock and Preferred Stock Dunphey & Associates Supply Co., Inc.	Common Stock, Class B Common Stock and Preferred Stock N&S Supply of Fishkill, Inc	Paid-In Capital	Paid-In Capital Alert Labs Inc.	Paid-In Capital Peirce-Phelps, Inc.	Paid-In Capital Dunphey & Associates Supply Co., Inc.	Paid-In Capital N&S Supply of Fishkill, Inc	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Non-controlling Interest
Beginning balance at Dec. 31, 2016	$ 1,251,748					$ 20,951					$ 592,350					$ (43,530)	$ 550,482	$ (114,425)	$ 245,920
Beginning balance (in shares) at Dec. 31, 2016						35,530,403
Net income	257,290																208,221		49,069
Other comprehensive gain (loss)	14,918															9,309			5,609
Issuances of non-vested restricted shares of common stock						$ 88					(88)
Issuances of non-vested restricted shares of common stock (in shares)						176,899
Forfeitures of non-vested restricted shares of common stock						$ (5)					5
Forfeitures of non-vested restricted shares of common stock (in shares)						(10,000)
Common stock contribution to 401(k) plan	2,428					$ 8					2,420
Common stock contribution to 401(k) plan (in shares)						16,389
Stock issuances from exercise of stock options and employee stock purchase plan	5,287					$ 24					5,263
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						49,166
Retirement of common stock	(4,717)					$ (16)					(4,701)
Retirement of common stock (in shares)						(32,804)
Share-based compensation	13,536										13,536
Net proceeds from the sale of Common stock	247,433										220,448							26,985
Net proceeds from the sale of Common stock (in shares)						1,498,662
Cash dividends declared and paid on Common and Class B common stock	(164,147)																(164,147)
Investment in unconsolidated entity	12,720																		12,720
Decrease in non-controlling interest in Carrier Enterprise II	(42,688)										(25,225)								(17,463)
Distributions to non-controlling interest	(42,831)																		(42,831)
Ending balance at Dec. 31, 2017	1,550,977					$ 21,050					804,008					(34,221)	594,556	(87,440)	253,024
Ending balance (in shares) at Dec. 31, 2017						37,228,715
Cumulative-effect adjustment at Dec. 31, 2017																301	(301)
Net income	296,529																242,932		53,597
Other comprehensive gain (loss)	(18,732)															(12,048)			(6,684)
Issuances of non-vested restricted shares of common stock						$ 71					(71)
Issuances of non-vested restricted shares of common stock (in shares)						142,865
Forfeitures of non-vested restricted shares of common stock						$ (5)					5
Forfeitures of non-vested restricted shares of common stock (in shares)						(10,000)
Common stock contribution to 401(k) plan	2,945					$ 9					2,936
Common stock contribution to 401(k) plan (in shares)						17,318
Stock issuances from exercise of stock options and employee stock purchase plan	7,852					$ 32					7,820
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						64,423
Retirement of common stock	(5,044)					$ (14)					(5,030)
Retirement of common stock (in shares)						(28,781)
Share-based compensation	15,631										15,631
Cash dividends declared and paid on Common and Class B common stock	(209,218)																(209,218)
Common stock issued		$ 6,846					$ 24					$ 6,822
Common stock issued (in shares)							47,103
Investment in unconsolidated entity	752																		752
Distributions to non-controlling interest	(46,825)																		(46,825)
Ending balance at Dec. 31, 2018	1,601,713					$ 21,167					832,121					(45,968)	627,969	(87,440)	253,864
Ending balance (in shares) at Dec. 31, 2018						37,461,643
Net income	295,775																245,950		49,825
Other comprehensive gain (loss)	10,485															6,918			3,567
Issuances of non-vested restricted shares of common stock						$ 87					(87)
Issuances of non-vested restricted shares of common stock (in shares)						173,940
Forfeitures of non-vested restricted shares of common stock						$ (7)					7
Forfeitures of non-vested restricted shares of common stock (in shares)						(12,837)
Common stock contribution to 401(k) plan	4,274					$ 15					4,259
Common stock contribution to 401(k) plan (in shares)						30,715
Stock issuances from exercise of stock options and employee stock purchase plan	13,464					$ 53					13,411
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						105,288
Retirement of common stock	(1,652)					$ (5)					(1,647)
Retirement of common stock (in shares)						(10,623)
Share-based compensation	16,537										16,537
Cash dividends declared and paid on Common and Class B common stock	(241,412)																(241,412)
Common stock issued			$ 58,344	$ 6,891	$ 4,032			$ 186	$ 25	$ 12			$ 58,158	$ 6,866	$ 4,020
Common stock issued (in shares)								372,543	50,952	22,435
Investment in unconsolidated entity	988																		988
Decrease in non-controlling interest in Carrier Enterprise II	(32,400)										(25,768)								(6,632)
Distributions to non-controlling interest	(39,272)																		(39,272)
Investment in Peirce-Phelps, Inc.	17,000																		17,000
Ending balance at Dec. 31, 2019	$ 1,714,767					$ 21,533					$ 907,877					$ (39,050)	$ 632,507	$ (87,440)	$ 279,340
Ending balance (in shares) at Dec. 31, 2019						38,194,056